CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common share capital	Preferred share capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit	Deficit Common share capital	Deficit Preferred share capital	Accumulated other comprehensive (loss) income	Total	Total Common share capital	Total Preferred share capital	Non-controlling interest
Equity, beginning balance at Dec. 31, 2016	$ 8,296			$ 8,808	$ 1,509	$ (2,010)			$ (11)	$ 8,296			$ 0
Total comprehensive income
Earnings	883					883				883			0
Other comprehensive (loss) income
Exchange loss on translation of foreign operations	1								1	1
Remeasurements of defined benefit liability, net of tax	3								3	3
Total comprehensive income attributable to shareholders	887					883			4	887
Transactions with shareholders of the Company
Shares issued, net of issue costs		$ 4,356	$ 915	4,356	915						$ 4,356	$ 915
Dividend reinvestment plan	148	148		148						148
Debenture conversions	73	73		73						73
Share-based payment transactions	62	62		62						62
Dividends declared		(873)	(83)				$ (873)	$ (83)			(873)	(83)
Total transactions with shareholders of the Company	4,598			4,639	915	(956)			0	4,598
Non-controlling interest recognized on Acquisition	60												60
Equity, ending balance at Dec. 31, 2017	13,841			13,447	2,424	(2,083)			(7)	13,781			60
Total comprehensive income
Earnings	1,278					1,278				1,278			0
Other comprehensive (loss) income
Exchange loss on translation of foreign operations	330								330	330
Remeasurements of defined benefit liability, net of tax	(6)								(6)	(6)
Total comprehensive income attributable to shareholders	1,602					1,278			324	1,602			0
Transactions with shareholders of the Company
Shares issued, net of issue costs			(1)		(1)							(1)
Debenture conversions	140			140						140
Share-based payment transactions	75			75						75
Dividends declared		$ (1,131)	$ (122)				$ (1,131)	$ (122)			$ (1,131)	$ (122)
Total transactions with shareholders of the Company	(1,039)			215	(1)	(1,253)			0	(1,039)			0
Equity, ending balance at Dec. 31, 2018	$ 14,404			$ 13,662	$ 2,423	$ (2,058)			$ 317	$ 14,344			$ 60